SUBSEQUENT EVENTS (Details Narrative) ¥ in Millions, $ in Millions	Oct. 02, 2023 shares	Jan. 16, 2023 USD ($)	Jan. 16, 2023 CNY (¥)	Dec. 31, 2022
Subsequent Event [Member] | Employees and Consultants [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares in a private placement, shares	1,550,000
Subsequent Event [Member] | Chief Executive Officer [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of shares issued as compensation	100,000
Loan Agreement [Member]
Subsequent Event [Line Items]
Interest rate				3.95%
Loan Agreement [Member] | Shanghai Pudong Development Bank [Member]
Subsequent Event [Line Items]
Borrowings		$ 0.5	¥ 4
Interest rate		3.90%	3.90%
Debt maturity date		Jan. 21, 2025